General Information and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Subsidiary Companies
At December 31, 2024, the Company held 100% interest in the below companies.

Company	Date of Incorporation	Name of Vessel Owned by Subsidiary		Dead Weight Tonnage (“dwt”)	Acquisition Date	Disposal Date
Clean Power Inc.	5/2/2007	Magic Wand		47,000	9/1/2008	—
MR Roi Inc.	5/2/2007	Clean Thrasher		47,000	27/2/2008	—
King of Hearts Inc.	17/3/2008	Clean Sanctuary		46,000	14/7/2009	—
Nirvana Product Trading Inc	25/2/2022	Clean Nirvana		50,000	28/3/2022	—
Volume Jet Trading Inc.	25/2/2022	Clean Justice		46,000	31/5/2022	—
Intercontinental Crude and Product Enterprises Inc.	18/5/2022	Suez Enchanted		160,000	3/6/2022	—
Petroleum Trading and Shipping Inc.	21/4/2022	Suez Protopia		160,000	3/6/2022	—
Haven Exotic Trading Inc.	31/1/2023	Eco Wildfire		33,000	28/3/2023	—
Blue Oddysey International Inc.	31/1/2023	Glorieuse		38,000	27/3/2023	—
Aquatic Success International Inc.	6/9/2023	Aquadisiac		51,000	18/2/2024	—
Alpine Hydrocarbons Inc.	6/9/2023	Gstaad Grace II	*	113,000	28/2/2024	26/4/2024
Poseidonas Corporation Inc.	20/5/2024	Neptulus		33,000	24/8/2024	—
Tankpunk Inc.	6/1/2008	Stealth Berana	*	115,804	26/7/2010	14/7/2023
Imperial Petroleum Product Solutions Inc.**	20/5/2024	—		—	—	—
Artemisia Commodities Inc.***	13/9/2024	—		—	—	—
Aurelia World Transports Inc. ***	13/9/2024	—		—	—	—
Guinevere Dry Cargoes Inc.***	13/9/2024	—		—	—	—
Edrys Shipments Inc.***	13/9/2024	—		—	—	—
Ophelia Grain Inc.***	13/9/2024	—		—	—	—
Laurentia Bulk Inc.***	13/9/2024	—		—	—	—
Sapphira Wheat Inc.***	13/9/2024	—		—	—	—

*	These vessels were sold on April 26, 2024, and on July 14, 2023 (Note 3), respectively, and the vessel owning companies became dormant.
**	The product tanker vessel “Clean Imperial” owned by Imperial Petroleum Product Solutions Inc. was delivered to the Company on January 10, 2025
***	Companies are associated with the acquisition of seven Japanese built bulkers that are scheduled for delivery by May 2025 (Note 3).

Summary of Percentage of Company's Revenues
During 2022, 2023 and 2024 two, one and two charterers, respectively, accounted for 10% or more of the Company’s revenues.

	Year ended December 31,
Charterer	2022	2023	2024
A	—	21%	—
B	16%	—	10%
C	—	—	11%
D	17%	—	—

Schedule of Distribution of Assets and Liabilities to its Wholly-Owned Subsidiary C3is Inc
The assets and liabilities of C3is on June 21, 2023, were as follows:

June 21, 2023
Cash and cash equivalents	5,000,000
Trade and other receivables	877,202
Inventories	124,813
Advances and prepayments	192,961
Due from related party	188,750
Vessels, net (after impairment of $8,996,023)	28,500,000
Trade accounts payable	816,187
Accrued and other liabilities	357,647
Deferred income	115,940
Net assets of C3is distributed to stockholders and warrantholders	33,593,952
Less investment in preferred shares of C3is issued as part of Spin-off	(12,636,000)
Distribution of net assets of C3is to stockholders and warrantholders	20,957,952